13F-HR
			03/31/2004

			0000315038
			x4dn*qbs

			NONE


			JOE PIPERATO
			212-916-5504
			jopiperato@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Michael T. O Kane
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Michael T. O Kane	New York, NY	May 13, 2004



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $166,048(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

                                                                FORM 13F
INFORMATION TABLE
                                                          VALUE  SHARES/   SH/
PUT/INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT   PRN
CALLDSCRETN  MANAGERS SOLE       SHARED NONE

ACLARA BIO SCIENCES INC             COM       00461P106     186           SH
DEFINED 01                         0   0
AKAMAI TECHNOLOGIES                 COM       00971T101   5,245           SH
DEFINED 01                   399,143
ALDERWOODS                          COM       014383103  24,209        2,3SH
DEFINED 01                2,332,253
AMKOR TECHNOLOGY                    COM       031652100   4,191           SH
DEFINED 01                   286,486
APARTMENT INVESTMENT                COM       03748R101  28,879           SH
DEFINED 01                   918,800
ARRAY BIOPHARMA INC                 COM       04269X105     306           SH
DEFINED 01                     34,008
AVAYA, INC                          COM       053499109     276           SH
DEFINED 01                     17,357
AVICI SYSTEMS INC                   COM       05367L802      12           SH
DEFINED 01                          850
BLOUNT INTERNATIONAL                COM       095180105   6,667           SH
DEFINED 01                   666,667
CNET NETWORKS, INC.                 COM       12613R104     169           SH
DEFINED 01                     16,307
CONCURRENT COMPUTER CORP            COM       206710204   5,954        1,7SH
DEFINED 01                1,725,938
CONSECO  INC                        COM       208464883   2,201           SH
DEFINED 01                     95,053
EL PASO NATURAL GAS                 PFD       283678209   6,481           SH
DEFINED 01                   380,000
EQUITY OFFICE PPTY                  COM       294741103       0           SH
DEFINED 01
EXELIXIS INC                        COM       30161Q104     144           SH
DEFINED 01                     16,890
GENERAL ELECTRIC CO                 COM       369604103   7,718           SH
DEFINED 01                   252,876
KRAMONT REALTY                      COM       50075Q107  12,701           SH
DEFINED 01                   672,000
LEUCADIA NATIONAL CORP              COM       527288104   3,704           SH
DEFINED 01                     69,528
LUCENT TECHNOLOGIES                 COM       549463107     856           SH
DEFINED 01                   208,295
MARCONI CORPORATION PLC             COM       56630M101   2,382           SH
DEFINED 01                   993,742
NETFLIX, INC.                       COM       64110L106     349           SH
DEFINED 01                     10,218
PARAMETRIC TECHNOLOGY               COM       699173100      17           SH
DEFINED 01                       3,694
POST PROPERTIES, INC                COM       737464107  28,904        1,0SH
DEFINED 01                1,003,600
VASTERA INC                         COM       92239N109   2,287           SH
DEFINED 01                   589,323
VIACOM INC CLASS B                  COM       925524308  20,776           SH
DEFINED 01                   529,877
WASHINGTON GRP INT'L                COM       938862208   1,437           SH
DEFINED 01                     39,200
WHX CORP                            COM       929248409       1           SH
DEFINED 01                          260